Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001054556
E.I.I. INTERNATIONAL PROPERTY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	E.I.I. International Property Fund - Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Fund's investment objective is to provide current income and long-term capital gains.
Expense [Heading]	rr_ExpenseHeading	Fund Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the International Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $100,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

Please note that the above example is an estimate of the expenses to be incurred by shareholders of the International Fund. Actual expenses may be higher or lower than those reflected above. The example reflects the expense waiver/reimbursement by the Adviser for only the One Year period and the first year of the other periods presented. In circumstances where the Adviser may be in a position to recoup previously waived expenses for the International Fund, the estimated impact of the recoupment is shown in the example for the years in which it is available. Waivers of fund fees and expenses and their subsequent potential recoupment are subject to the parameters detailed above in the footnote to the Annual Fund Operating Expenses table.

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The International Fund seeks to achieve its investment objective by investing primarily in international property companies whose business is to own, operate, develop and manage international real estate. Under normal market circumstances, the Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the equity securities of non-U.S. companies (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate. For purposes of this policy, “principally engaged” means that at least 50% of a company's revenues are derived from such real estate activities or at least 50% of the fair market value of a company's assets are invested in real estate. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

International property companies may include hotel and gaming companies, retailers, theatre companies, supermarket chains, developers and mortgage companies.

The securities in which the International Fund may invest include but are not limited to common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

EII's investment process employs a combination of a “top-down,” macro level analysis, together with rigorous “bottom-up,” fundamental securities and real estate research and analysis on individual companies by its analyst team. The investment process results from the Adviser's experience in the real estate markets and financial markets globally and involves a highly disciplined, value-oriented approach. The Adviser will focus principally on those countries that have established property markets and that have the appropriate level of country risk and growth prospects. Once a country has been identified as worthy of further consideration, the Adviser reviews local economic factors to determine the stage of the property cycle and which companies are well positioned to benefit from future trends. After isolating those companies that are most likely to provide investment opportunities, the Adviser will use company models to further refine the analysis.

By investing in the major international property markets outside the U.S. (including those in emerging market countries), the International Fund seeks to benefit from the cyclical nature of the real estate industry, the expanding role of securitization in the global property markets, and broad exposure to investing in different markets worldwide. In the opinion of the Adviser, property securities provide a higher level of local market exposure and income returns than other types of equity securities. Property company returns do not tend to be highly correlated with either local or foreign broad-based securities markets.

The Adviser also will seek to maximize risk-adjusted returns and will evaluate the relative risks of each investment in the context of overall portfolio risk. This is especially important given the international orientation of the International Fund. The Adviser will closely monitor the Fund's exposure to markets and countries with the highest levels of risk (as measured by standard deviation of returns).

In order to attempt to meet the International Fund's investment objective, the Adviser will seek to invest in securities that will provide sufficient current income and liquidity. Since the Fund will have an overall value orientation, portfolio turnover is anticipated to be modest, thereby minimizing the Fund's expenses. The Adviser will monitor the Fund's exposure to a wide variety of property markets to ensure that portfolio risk levels are within the Adviser's internal guidelines.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks associated with investing in the securities of companies in the real estate industry include the following: declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

As with any mutual fund, there is no guarantee that the International Fund will earn income or show a positive total return over time. The Fund's price, yield and total return will fluctuate. You may lose money if the Fund's investments do not perform well.

Investment Risk.  An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk.  Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Real Estate Securities Risk.  The Fund's investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property and the management skill and creditworthiness of REIT issuers. In this Prospectus, “REITs” are defined as companies that are permitted by local regulations to avoid payment of taxes at the corporate level by paying out a substantial portion of income to shareholders as dividends. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Foreign (Non-U.S.) Securities Risk.  Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Foreign Currency Risk.  The Fund's NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Emerging Markets Risk.  Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested.

Interest Rate Risk.  Interest rate risk is the risk that preferred securities, and to a lesser extent dividend paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Fund may face a heightened level of risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program and may begin to raise rates.

Redemption Risk.  Redemptions may pose additional risks to the Funds in that the Fund may need to sell assets to meet redemptions at inopportune times. The Fund may incur transaction costs, possible pricing pressure on the securities being sold, and the realization of taxable gains and losses.

Investor Profile

The International Fund may be appropriate for investors who:

       •      seek to grow capital over the long term;

       •      are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry;

       •      can withstand volatility in the value of their shares of the Fund; and

       •      wish to add to their personal investment portfolio a fund that invests primarily in companies operating in the international real estate industry.

An investment in the International Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, nor is it intended to be used as a short-term trading vehicle.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if the Fund’s investments do not perform well.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table below show how the International Fund has performed in the past and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance compared with an index which serves as a broad measure of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Fund. The Fund's past performance does not show how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below show how the International Fund has performed in the past and provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance compared with an index which serves as a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not show how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	E.I.I. International Property Fund Returns for Each Full Calendar Year Since the Fund's Inception on July 1, 2004
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the period shown above was 47.79% in the second quarter of 2009; the worst calendar quarter was -20.83% in the third quarter of 2011. The International Fund’s calendar year-to-date total return is -5.49% as of September 30, 2014.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The International Fund's shares, when redeemed, may be worth more or less than original cost. The Fund's performance takes into account all applicable fees and expenses.

E.I.I. INTERNATIONAL PROPERTY FUND | FTSE EPRA/NAREIT Developed ex US Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.14%	[1]
Five Years	rr_AverageAnnualReturnYear05	15.86%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2004	[1]
E.I.I. INTERNATIONAL PROPERTY FUND | INSTITUTIONAL CLASS SHARE
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Administration Fees	ck0001054556_AdministrationFees	0.15%
Rule 12b-1 Distribution Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
(Fee Waiver) Recoupment	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After (Fee Waiver) or Recoupment	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 1,020
3 Years	rr_ExpenseExampleYear03	3,163
5 Years	rr_ExpenseExampleYear05	5,480
10 Years	rr_ExpenseExampleYear10	$ 12,139
2005	rr_AnnualReturn2005	21.36%	[3]
2006	rr_AnnualReturn2006	59.78%	[3]
2007	rr_AnnualReturn2007	(7.12%)	[3]
2008	rr_AnnualReturn2008	(48.47%)	[3]
2009	rr_AnnualReturn2009	51.40%	[3]
2010	rr_AnnualReturn2010	17.65%	[3]
2011	rr_AnnualReturn2011	(20.13%)	[3]
2012	rr_AnnualReturn2012	45.84%	[3]
2013	rr_AnnualReturn2013	4.28%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	International Fund's calendar year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	47.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.83%)
One Year	rr_AverageAnnualReturnYear01	4.28%
Five Years	rr_AverageAnnualReturnYear05	16.69%
Since Inception	rr_AverageAnnualReturnSinceInception	10.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2004
E.I.I. INTERNATIONAL PROPERTY FUND | INSTITUTIONAL CLASS SHARE | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.13%
Five Years	rr_AverageAnnualReturnYear05	15.70%
Since Inception	rr_AverageAnnualReturnSinceInception	9.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2004
E.I.I. INTERNATIONAL PROPERTY FUND | INSTITUTIONAL CLASS SHARE | return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.68%
Five Years	rr_AverageAnnualReturnYear05	13.24%
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2004

[1]	The FTSE EPRA/NAREIT Developed ex US Index is a broad based index designed to measure the performance of companies engaged in real estate activities in Europe and Asia. An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up the particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index's performance. An index is unmanaged and should not be considered an investment.
[2]	Until further notice to shareholders, the Adviser has voluntarily agreed to waive a portion of its investment advisory fees and/or absorb the expenses of the International Fund (excluding certain investment related and extraordinary expenses and acquired fund fees and expenses) to the extent necessary to limit the direct total annual expenses to not more than 1.00% of the average daily net assets of the Institutional Class shares of the International Fund. This expense limitation may not be amended or withdrawn until one year from the date of this Prospectus. To the extent that the Adviser waives investment advisory fees and/or absorbs expenses, it may seek payment and recoup a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense limitation stated above for the International Fund.
[3]	The best calendar quarter return during the period shown above was 47.79% in the second quarter of 2009; the worst calendar quarter was -20.83% in the third quarter of 2011. The International Fund's calendar year-to-date total return is -5.49% as of September 30, 2014.